Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Share Capital

	As at 31 December 2021		As at 31 December 2020
	No. of shares	RMB million	No. of shares	RMB million
Registered, authorised, issued and fully paid
Ordinary shares of RMB1 each	28,264,705,000	28,265	28,264,705,000	28,265

As at 31 December 2021, the Company’s share capital was as follows:

		As at 31 December 2021
	No. of shares	RMB million
Owned by CLIC (i)	19,323,530,000	19,324
Owned by other equity holders	8,941,175,000	8,941

Including: domestic listed	1,500,000,000	1,500
overseas listed (ii)	7,441,175,000	7,441

Total	28,264,705,000	28,265

(i)	All shares owned by CLIC are domestic listed shares.

(ii)	Overseas listed shares are traded on the Stock Exchange of Hong Kong Limited and the New York Stock Exchange.

Summary of Reserves

	Share premium RMB million	Other reserves RMB million	Unrealised gains/ (losses) from available-for-sale securities RMB million	Other comprehensive income reclassifiable to profit or loss under the equity method RMB million	Statutory reserve fund RMB million	Discretionary reserve fund RMB million	General reserve RMB million	Exchange differences on translating foreign operations RMB million	Other comprehensive income non-reclassifiable to profit or loss under the equity method RMB million	Total RMB million
					(a)	(b)	(c)
As at 1 January 2019	53,905	1,084	(5,412)	69	34,659	33,370	31,933	(254)	—	149,354
Other comprehensive income for the year	—	—	34,006	687	—	—	—	230	(76)	34,847
Appropriation to reserves	—	—	—	—	5,857	1,275	5,955	—	—	13,087
Other comprehensive income to retained earnings	—	—	—	—	—	—	—	—	(86)	(86)
Others	—	64	—	—	—	—	—	—	—	64

As at 31 December 2019	53,905	1,148	28,594	756	40,516	34,645	37,888	(24)	(162)	197,266

As at 1 January 2020	53,905	1,148	28,594	756	40,516	34,645	37,888	(24)	(162)	197,266
Other comprehensive income for the year	—	—	25,674	646	—	—	—	(965)	344	25,699
Appropriation to reserves	—	—	—	—	5,009	5,857	5,159	—	—	16,025
Others	—	(1,055)	—	—	—	—	—	—	—	(1,055)

As at 31 December 2020	53,905	93	54,268	1,402	45,525	40,502	43,047	(989)	182	237,935

As at 1 January 2021	53,905	93	54,268	1,402	45,525	40,502	43,047	(989)	182	237,935
Other comprehensive income for the year	—	—	(5,349)	1,233	—	—	—	(388)	(104)	(4,608)
Appropriation to reserves	—	—	—	—	5,096	5,009	5,273	—	—	15,378
Other comprehensive income to retained earnings	—	—	—	—	—	—	—	—	45	45
Others	—	305	—	—	—	—	—	—	—	305

As at 31 December 2021	53,905	398	48,919	2,635	50,621	45,511	48,320	(1,377)	123	249,055

(a)
Pursuant to the relevant PRC laws, the Company appropriated 10% of its net profit under Chinese Accounting Standards (“CAS”) to statutory reserve which amounted to RMB 5,096 million for the year ended 31 December 2021 (2020: RMB5,009 million, 2019: RMB5,857 million).

(b)
Approved at the Annual General Meeting in 30 June 2021, the Company appropriated RMB 5,009 million to the discretionary reserve fund for the year ended 31 December 2020 based on net profit under CAS (2020: RMB5,857 million, 2019: RMB1,275 million).

(c)
Pursuant to “Financial Standards of Financial Enterprises - Implementation Guide” issued by the Ministry of Finance of the PRC on 30 March 2007, for the year ended 31 December 2021, the Company appropriated 10% of net profit under CAS which amounted to RMB 5,096 million to the general reserve for future uncertain catastrophes, which cannot be used for dividend distribution or conversion to share capital increment (2020: RMB5,009 million, 2019: RMB5,857 million). In addition, pursuant to the CAS, the Group appropriated
RMB 177 million to the general reserve of its subsidiaries attributable to the Company in the consolidated financial statements (2020: RMB150 million, 2019: RMB98 million).

Under related PRC law, dividends may be paid only out of distributable profits. Any distributable profits that are not distributed in a given year are retained and available for distribution in the subsequent years.